Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2016
Equity [Abstract]
Components of Accumulated Other Comprehensive Income (Loss) Included in Stockholders' Equity

The components of accumulated other comprehensive income (loss) included in stockholders’ equity are as follows:

	March 31,
	2016	2015
	(In Thousands)
Net unrealized gain on securities available for sale	$131	$207
Tax effect	(54)	(85)
Net of tax amount	77	122
Benefit plan adjustments	160	(1,021)
Tax effect	(65)	418
Net of tax amount	95	(603)
Accumulated other comprehensive income (loss)	$172	$(481)